Income Taxes - Schedule of Income tax Provision (benefit) (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Current
Federal		$ (19,444)		$ (24,709)
State		0		0
Deferred
Federal		(53,126)		(462,887)
State		0		0
Change in valuation allowance		72,570		487,596
Income tax provision	$ 362,272	$ 0	$ 407,567	$ 0